SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                             DWS Mid Cap Growth Fund
                            DWS Small Cap Growth Fund

Effective immediately, the following information replaces similar information about the portfolio management team in the "Portfolio management" section of the funds' prospectuses:

The following people handle the day-to-day management of each fund:

Joseph Axtell, CFA                        Rafaelina M. Lee
Managing Director of Deutsche Asset       Director of Deutsche Asset Management
Management and Portfolio Manager of       and Portfolio Manager of the funds.
the funds.                                 o Joined Deutsche Asset Management
 o Joined Deutsche Asset Management in       in 1999 and the funds in 2008.
   2001 and the funds in 2006.             o Research analyst for US Micro,
 o Senior analyst at Merrill Lynch           Small and Mid Cap Equity: New
   Investment Managers for the               York.
   international equity portion of a       o Over 20 years of investment
   global balanced portfolio                 industry experience in US
   (1996-2001).                              portfolio strategy, Latin America
 o Director, International Research at       market strategy and US equity
   PCM International (1989-1996).            research at JP Morgan Securities,
 o Associate manager, structured debt        UBS Securities and Goldman Sachs &
   and equity group at Prudential            Co.
   Capital Corporation (1988-1989).        o BA, Columbia University; MBA,
 o Analyst at Prudential-Bache Capital       Stern School of Business, New York
   Funding in London (1987-1988).            University.
 o Equity analyst in the healthcare
   sector at Prudential Equity
   Management Associates (1985-1987).
 o BS, Carlson School of Management,
   University of Minnesota.





               Please Retain This Supplement for Future Reference




                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group

August 14, 2009
DMF-3688